BANK CREDIT AND LOANS (Narrative) (Details) $ in Thousands	1 Months Ended			6 Months Ended
	Jun. 16, 2016 USD ($)	May 31, 2016 USD ($)	May 18, 2016	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 ₪ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ₪ / shares
Schedule of Short-term and Long-term Debt [Line Items]
Discount on convertible note				$ 123
Accrued interest				247
Loss on extinguishment of debt				37
Beneficial conversion feature				359
Total Long-term loans				2,988
Repayments of loan from shareholders	$ 2,988			2,988
Interest paid	$ 247			273	$ 22
Lne of credit for customers performance guarantees				625
Line of credit, maximum borrowing amounts				750
Line of credit, amounts utilized				646
Secured borrowing against specific accounts receivables, maximum amount				$ 2,250
Line of credit, applicable interest rate				3.50%
Bank credit				$ 1,322			$ 2,416
Ordinary shares, par value | ₪ / shares						₪ 0.015		₪ 0.015
Discount to the fair market value				0.05
Investor [Member]
Schedule of Short-term and Long-term Debt [Line Items]
Warrants exercisable term, years			24 months
Interest rate additional rate over LIBOR		6.00%
Total Long-term loans		$ 3,175